FINANCIAL INSTRUMENTS - Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017
Assets
Financial assets at fair value through profits or losses	$ 16,471	$ 15,909
Derivative financial instruments.
Liabilities
Derivative financial instruments		344
Level 3 | Derivative financial instruments.
Liabilities
Derivative financial instruments	$ 13	$ 344	$ 2,065	$ 1,317	$ 448	$ 398